Schedule of Crypto Assets Held (Details) Integer in Thousands, $ in Thousands	Sep. 30, 2024 USD ($) Integer	Dec. 31, 2023 USD ($)
Crypto Asset, Holding [Line Items]
Crypto assets, Units | Integer	34
Crypto assets, Cost Basis	$ 2,280
Crypto assets, Fair Value	$ 2,156
Bitcoin [Member]
Crypto Asset, Holding [Line Items]
Crypto assets, Units | Integer	34
Crypto assets, Cost Basis	$ 2,280
Crypto assets, Fair Value	$ 2,156